RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended					12 Months Ended
	Oct. 15, 2020	Feb. 04, 2019	Jun. 17, 2020	Dec. 31, 2019	Dec. 19, 2019	Aug. 21, 2019	Jun. 28, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Amount of accrued independent directors fees and services								$ 313	$ 326
Units issued - financing (Shares)										13,254,486
Increase (decrease) in number of shares outstanding		3,124,059	1,221,500		3,225,807	8,326,957
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions								$ 54	$ 54
Deepkloof Limited [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding	1,146,790	2,141,942	500,000	612,931	1,612,931	6,940,000	1,111,111
HCI [Member]
Disclosure of transactions between related parties [line items]
Proportion of entity interest held by another entity			31.59%					31.33%